Unearned Revenue - Additional Information (Detail) $ in Billions	Jun. 30, 2024 USD ($)
Contract With Customer Liability [Line Items]
Revenue allocated to remaining performance obligations	$ 275
Commercial Customers
Contract With Customer Liability [Line Items]
Revenue allocated to remaining performance obligations	$ 269